Leases (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases disclosure
Rent expense	$ 196	$ 192	$ 191
Future minimum annual rental payments due for 2014	178
Future minimum annual rental payments due for 2015	160
Future minimum annual rental payments due for 2016	137
Future minimum annual rental payments due for 2017	106
Future minimum annual rental payments due for 2018	69
Future minimum annual rental payments due for 2019 and thereafter	166
Approximate aggregate future sublease rental income that will partially offset the lease commitments	$ 6